Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)

Nomura Credit & Capital, Inc.

Name of the Issuing Entity	Central Index Key Number	Check if Registered	Name of Originator	Total Assets in ABS by Originator(2)			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Commercial Mortgage Loans
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-LDP10	# 0001392101	X	Nomura Credit & Capital, Inc.	61	$1,224,679,553	23.00%	1	$55,000,000	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$55,000,000	1.18%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-LDP10 Total				61	$1,224,679,553	23.00%	1	$55,000,000	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$55,000,000	1.18%

Grand Total				61	$1,224,679,553	23.00%	1	$55,000,000	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$55,000,000	1.18%

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(2) Only assets sold by the securitizer into this securitization are covered by this report.

(3) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time, or the balance as of the date of the last payment made by the obligor if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which the demand is in dispute. If a demand has been rejected, it will not be considered to be in dispute absent a subsequent communication or other indication that the demand remains in dispute.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent activity or status during the reporting period.